Derivative Financial Instruments - Kyndryl-Related Transactions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Financial Instruments
Loss on disposal of equity interest retained after disposal	$ 351
Equity securities, gain (loss)	(267)
Cash-settled swap
Derivative Financial Instruments
Realized gain (loss) on derivatives	$ (83)